1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

October 14, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Strategic Municipal Opportunities Fund, a series of BlackRock Municipal Series Trust

(File No. 33-08058 and File No. 811-04802)

Ladies and Gentlemen:

On behalf of BlackRock Municipal Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 29, 2014, to the Prospectus, dated September 29, 2014, for BlackRock Strategic Municipal Opportunities Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated September 29, 2014, in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8813.

Very truly yours,

/s/ Diana N. Huffman Diana N. Huffman

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

NEW YORK     WASHINGTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh